Capital, Reserves and Dividends - Summary of Share Capital (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 HKD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 HKD ($) shares
Disclosure of classes of share capital [abstract]
Number of shares, beginning period	20,475,482,897	20,475,482,897	20,475,482,897	20,475,482,897
Number of shares, end period	20,475,482,897	20,475,482,897	20,475,482,897	20,475,482,897
Ordinary shares, issued and fully paid at beginning period	¥ 402,130	$ 382,263	¥ 402,130	$ 382,263
Ordinary shares, issued and fully paid at ending period	¥ 402,130	$ 382,263	¥ 402,130	$ 382,263